Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Amount
United Kingdom statutory income tax rate	$ (289)	$ (180)	$ (53)
Research and development tax credits	25	85	94
Share-based compensation		251	206
Withholding tax		(97)	(122)
Other foreign jurisdictions		(10)	(14)
Tax credits
Foreign tax credit	62
Nontaxable or nondeductible items
Share-based compensation	34
Foreign tax deduction	36
Other	(6)
Changes in unrecognized tax benefits	(66)	19	0
Other Adjustments
Patent box benefit	86	38	(4)
Change in valuation allowance		0	(4)
Non-deductible/non-taxable items		(10)	(3)
Impact of U.K. rate change		(22)	(3)
Gains exempt from U.K. tax		(2)	(3)
Total income tax benefit (expense)	$ (253)	$ 72	$ 94
Percent
United Kingdom statutory income tax rate	25.00%
Research and development tax credits	(2.20%)
Tax credits
Foreign tax credit	(5.40%)
Nontaxable or nondeductible items
Share-based compensation	(2.90%)
Foreign tax deduction	(0.031)
Other	0.50%
Changes in unrecognized tax benefits	5.70%
Other Adjustments
Patent box benefit	(0.074)
Income tax benefit (expense)	21.90%
United States
Amount
State and local income taxes, net of federal income tax effect	$ 30
Research and development tax credits	35
Share-based compensation	25
Other	3
Withholding tax	$ (15)
Percent
State and local income taxes, net of federal income tax effect	(2.60%)
Share-based compensation	(2.20%)
Research and development tax credits	(3.00%)
Other	(0.30%)
Withholding tax	0.013
China
Amount
Withholding tax	$ (81)
Percent
Withholding tax	0.070
Singapore
Amount
Withholding tax	$ (18)
Percent
Withholding tax	0.016
South Korea
Amount
Withholding tax	$ (30)
Percent
Withholding tax	0.026
Taiwan
Amount
Withholding tax	$ (51)
Percent
Withholding tax	0.044
Other foreign jurisdictions
Amount
Other foreign jurisdictions	$ (33)
Percent
Other foreign jurisdictions	2.90%